Financial assets and liabilities at fair value - Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	kr 356,010	kr 341,277
Book value of financial liabilities	321,435	313,620
Fair value of financial assets	358,433	343,254
Fair value of financial liabilities	322,449	314,304
Surplus value (+) /Deficit value (-), financial assets	2,423	1,977
Surplus value (+) /Deficit value (-) financial liabilities	1,014	684
Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	5,252	4,410
Fair value of financial liabilities	5,252	4,410
Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	312,367	300,222
Fair value of financial liabilities	313,381	300,906
Surplus value (+) /Deficit value (-) financial liabilities	1,014	684
Derivatives
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	3,816	8,988
Fair value of financial liabilities	3,816	8,988
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	15,188	7,259
Fair value of financial assets	15,188	7,259
Treasuries/governments bonds
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	12,047	13,419
Fair value of financial assets	12,047	13,419
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	54,268	43,237
Fair value of financial assets	54,268	43,237
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	43,778	47,485
Fair value of financial assets	45,026	48,748
Surplus value (+) /Deficit value (-), financial assets	1,248	1,263
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	20,008	22,939
Fair value of financial assets	20,493	23,304
Surplus value (+) /Deficit value (-), financial assets	486	365
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	203,513	200,216
Fair value of financial assets	204,202	200,566
Surplus value (+) /Deficit value (-), financial assets	689	350
Derivatives
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	7,208	6,721
Fair value of financial assets	kr 7,208	kr 6,721